Statement of Cash Flows in the Consolidated Group - SEK SEK in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Operating activities
Operating profit (1)		SEK 1,007		SEK 1,002		SEK 1,535
Adjustments for non-cash items in operating profit
Provision for credit losses - net		(51)		16		(36)
Depreciation and impairment of non-financial assets		45		46		98
Exchange-rate differences		0		0		22
Unrealized changes in fair value		110		195		(396)
Other		170		30		18
Income tax paid		(365)		(276)		(580)
Total adjustments for non-cash items in operating profit		(91)		11		(874)
Increase (-)/decrease (+) in lending		3,394		10,864		14,373
Increase (-)/decrease (+) in bonds and securities held		6,738		(9,041)		28,448
Other changes in assets and liabilities - net		(1,598)		(54)		469
Cash flow from operating activities		9,450		2,782		43,951
Investing activities
Capital expenditures		(10)		(39)		(66)
Cash flow from investing activities		(10)		(39)		(66)
Financing activities
Senior debt		115,040		87,989		69,355
Repayments of debt		(86,266)		(70,829)		(74,546)
Repurchase and early redemption of own long-term debt		(38,693)		(14,523)		(41,006)
Derivatives		(4,931)		(182)		(2,071)
Dividend paid		(234)		(356)		(378)
Cash flow from financing activities		(15,084)		2,099		(48,646)
Net cash flow for the period		(5,644)		4,842		(4,761)
Cash and cash equivalents at beginning of the year		7,054	[1]	2,258	[1]	7,099
Exchange-rate differences on cash and cash equivalents		(179)		(46)		(80)
Cash and cash equivalents at end of the year	[1]	1,231		7,054		2,258
Cash and cash equivalents of which cash at banks		600		916		294
Cash and cash equivalents of which cash equivalents		631		6,138		1,964
Interest payments received and expenses paid
Interest payments received		3,965		2,975		2,990
Interest expenses paid		SEK 2,139		SEK 1,229		SEK 1,273

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11 to the Consolidated Financial Statements.